Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (formerly Virtus Newfleet High Yield Bond ETF)

October 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 85.0%

Communication Services – 7.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$2,000	$1,832
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,016
CSC Holdings LLC, 5.25%, 06/01/24	30,000	28,077
DISH DBS Corp., 5.88%, 11/15/24	30,000	27,565
DISH DBS Corp., 7.75%, 07/01/26	60,000	40,277
Gray Television, Inc., 7.00%, 05/15/27(1)	60,000	50,938
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	40,000	20,475
Millennium Escrow Corp., 6.63%, 08/01/26(1)	45,000	33,459
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	14,671
Univision Communications, Inc., 6.63%, 06/01/27(1)	25,000	22,853
Total Communication Services		244,163
Consumer Discretionary – 17.1%
Carnival Corp., 7.63%, 03/01/26(1)	43,000	41,847
Carnival Corp., 7.00%, 08/15/29(1)	5,000	4,907
Churchill Downs, Inc., 6.75%, 05/01/31(1)	30,000	27,712
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	30,000	29,593
Ford Motor Co., 3.25%, 02/12/32	95,000	71,776
Gates Global LLC / Gates Corp., 6.25%, 01/15/26(1)	35,000	34,314
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	41,000	34,886
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	38,184
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	40,000	39,030
Newell Brands, Inc., 6.63%, 09/15/29	44,000	40,560
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	46,816
Nordstrom, Inc., 4.25%, 08/01/31	55,000	40,354
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	45,000	31,685
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	3,000	3,135
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	51,598
Total Consumer Discretionary		536,397
Consumer Staples – 2.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	27,000	25,755
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	6,928
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	37,615
Total Consumer Staples		70,298
Energy – 15.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	36,000	33,785
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	44,727
Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy (continued)
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	$49,000	$48,199
Civitas Resources, Inc., 8.75%, 07/01/31(1)	32,000	32,336
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,461
DT Midstream, Inc., 4.13%, 06/15/29(1)	40,000	34,431
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), 11/15/71(2)	60,000	54,491
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	30,000	29,026
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	31,548
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	15,000	13,196
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	38,442
Nabors Industries Ltd., 7.25%, 01/15/26(1)	40,000	37,609
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	13,539
Transocean, Inc., 8.75%, 02/15/30(1)	23,750	23,700
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,165
Viper Energy Partners LP, 7.38%, 11/01/31(1)	5,000	4,992
Total Energy		478,647
Financials – 10.4%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	60,000	58,257
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	43,637
Citigroup, Inc., Series T, 6.25%, (3-Month SOFR + 4.78%), perpetual(2)(3)	35,000	32,944
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	40,000	28,550
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	38,000	35,373
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	60,000	52,476
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	23,000	19,176
NCR Atleos Escrow Corp., 9.50%, 04/01/29(1)	22,000	21,588
OneMain Finance Corp., 6.88%, 03/15/25	35,000	34,569
Total Financials		326,570
Health Care – 8.4%
Adapthealth LLC, 5.13%, 03/01/30(1)	50,000	37,925
Akumin, Inc., 7.00%, 11/01/25(1)(4)	30,000	25,378
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	2,795
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	10,419
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	30,000	23,579
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	6,209
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	28,444
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	13,428
Fortrea Holdings, Inc., 7.50%, 07/01/30(1)	14,000	13,528
Lannett Co., Inc., 7.75%, 04/15/26(1)(4)(5)	15,000	1,078
LifePoint Health, Inc., 9.88%, 08/15/30(1)	30,000	27,150
Medline Borrower LP, 5.25%, 10/01/29(1)	50,000	42,610

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (formerly Virtus Newfleet High Yield Bond ETF) (continued)

October 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)

Star Parent, Inc., 9.00%, 10/01/30(1)	$5,000	$4,968
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	35,000	27,772
Total Health Care		265,283
Industrials – 9.6%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(1)	15,000	14,338
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	40,000	33,706
Chart Industries, Inc., 9.50%, 01/01/31(1)	30,000	30,935
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	50,000	40,953
Hertz Corp. (The), 5.00%, 12/01/29(1)	20,000	14,383
LBM Acquisition LLC, 6.25%, 01/15/29(1)	23,000	18,194
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	35,000	30,922
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	44,669
SRS Distribution, Inc., 6.13%, 07/01/29(1)	45,000	37,729
TransDigm, Inc., 5.50%, 11/15/27	40,000	37,279
Total Industrials		303,108
Information Technology – 3.7%
Commscope Technologies LLC, 6.00%, 06/15/25(1)	20,000	12,030
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,272
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	30,000	24,894
Gtcr W-2 Merger Sub LLC, 7.50%, 01/15/31(1)	18,000	17,789
Viasat, Inc., 5.63%, 09/15/25(1)	55,000	51,143
Total Information Technology		115,128
Materials – 7.0%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	62,000	41,950
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	37,000	28,386
LSB Industries, Inc., 6.25%, 10/15/28(1)	60,000	53,293
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	30,000	25,017
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	49,923
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	22,000	21,444
Total Materials		220,013
Real Estate – 0.5%
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	25,000	15,185

Utilities – 3.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	28,108
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	18,000	15,900
NRG Energy, Inc., 7.00%, 03/15/33(1)	25,000	23,660
Sunnova Energy Corp., 5.88%, 09/01/26(1)	35,000	28,382
Total Utilities		96,050
Total Corporate Bonds
(Cost $3,008,101)		2,670,842
Security Description	Principal	Value
FOREIGN BONDS – 11.2%
Communication Services – 0.3%

Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$20,000	$9,700

Consumer Discretionary – 2.1%
Ontario Gaming GTA LP, 8.00%, 08/01/30 (Canada)(1)	25,000	24,465
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	41,918
Total Consumer Discretionary		66,383
Energy – 4.7%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	50,000	51,738
Enerflex Ltd., 9.00%, 10/15/27 (Canada)(1)	32,000	29,152
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	23,665
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	41,718
Total Energy		146,273
Industrials – 0.4%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	15,000	11,509

Information Technology – 1.1%
Ams-Osram AG, 7.00%, 07/31/25 (Austria)(1)	35,000	34,389

Materials – 2.6%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	53,000	47,630
Mercer International, Inc., 5.13%, 02/01/29 (Germany)	5,000	3,926
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	35,000	31,781
Total Materials		83,337
Total Foreign Bonds
(Cost $380,674)		351,591
TERM LOAN – 0.8%
Manufacturing – 0.8%
Arcline FM Holdings LLC, 13.90%, ( 3-Month SOFR + 8.25%), 06/15/29(2)	25,000	24,250

MONEY MARKET FUND - 1.5%
JP Morgan U.S. Government Money Market Institutional Shares, 5.20%(6) (Cost $45,536)	45,536	45,536
TOTAL INVESTMENTS - 98.5%
(Cost $3,458,986)		3,092,219
Other Assets in Excess of Liabilities - 1.5%		47,421
Net Assets - 100.0%		$3,139,640

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (formerly Virtus Newfleet High Yield Bond ETF) (continued)

October 31, 2023 (unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2023, the aggregate value of these securities was $2,566,404, or 81.7% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(3)	Perpetual security with no stated maturity date.
(4)	Security in default, interest payments are being received during the bankruptcy proceedings.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	The rate shown reflects the seven-day yield as of October 31, 2023.

Abbreviations:
CMT — Constant Maturity Treasury Index
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (formerly Virtus Newfleet High Yield Bond ETF) (continued)

October 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$2,669,764	$1,078	$2,670,842
Foreign Bonds	—	351,591	—	351,591
Term Loan	—	24,250	—	24,250
Money Market Fund	45,536	—	—	45,536
Total	$45,536	$3,045,605	$1,078	$3,092,219

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2023.